LOANS (Details 8) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Financing Receivable, Recorded Investment [Line Items]
Balance at beginning of year	$ 1,310	$ 875
Allowance for Loan and Lease Losses, Provision for loan loses	580	662
Allowance for Loan and Lease Losses, Loans charged off	(467)	(229)
Allowance for Loan and Lease Losses, Recoveries	50	2
Allowances for loan and lease losses, Ending balance	1,473	1,310
Residential Real Estate One To Four Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Balance at beginning of year	871	565
Allowance for Loan and Lease Losses, Provision for loan loses	546	535
Allowance for Loan and Lease Losses, Loans charged off	(467)	(229)
Allowance for Loan and Lease Losses, Recoveries	49	0
Allowances for loan and lease losses, Ending balance	999	871
Residential Real Estate Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Balance at beginning of year	63	49
Allowance for Loan and Lease Losses, Provision for loan loses	11	14
Allowance for Loan and Lease Losses, Loans charged off	0	0
Allowance for Loan and Lease Losses, Recoveries	0	0
Allowances for loan and lease losses, Ending balance	74	63
Residential Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Balance at beginning of year	8	3
Allowance for Loan and Lease Losses, Provision for loan loses	3	5
Allowance for Loan and Lease Losses, Loans charged off	0	0
Allowance for Loan and Lease Losses, Recoveries	0	0
Allowances for loan and lease losses, Ending balance	11	8
Land [Member]
Financing Receivable, Recorded Investment [Line Items]
Balance at beginning of year	12	0
Allowance for Loan and Lease Losses, Provision for loan loses	(2)	12
Allowance for Loan and Lease Losses, Loans charged off	0	0
Allowance for Loan and Lease Losses, Recoveries	0	0
Allowances for loan and lease losses, Ending balance	10	12
Non residential real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Balance at beginning of year	94	35
Allowance for Loan and Lease Losses, Provision for loan loses	20	59
Allowance for Loan and Lease Losses, Loans charged off	0	0
Allowance for Loan and Lease Losses, Recoveries	0	0
Allowances for loan and lease losses, Ending balance	114	94
Farm [Member]
Financing Receivable, Recorded Investment [Line Items]
Balance at beginning of year	6	0
Allowance for Loan and Lease Losses, Provision for loan loses	3	6
Allowance for Loan and Lease Losses, Loans charged off	0	0
Allowance for Loan and Lease Losses, Recoveries	0	0
Allowances for loan and lease losses, Ending balance	9	6
Unsecured [Member]
Financing Receivable, Recorded Investment [Line Items]
Balance at beginning of year	6	0
Allowance for Loan and Lease Losses, Provision for loan loses	(4)	4
Allowance for Loan and Lease Losses, Loans charged off	0	0
Allowance for Loan and Lease Losses, Recoveries	1	2
Allowances for loan and lease losses, Ending balance	3	6
Loans on deposits [Member]
Financing Receivable, Recorded Investment [Line Items]
Balance at beginning of year	12	7
Allowance for Loan and Lease Losses, Provision for loan loses	2	5
Allowance for Loan and Lease Losses, Loans charged off	0	0
Allowance for Loan and Lease Losses, Recoveries	0	0
Allowances for loan and lease losses, Ending balance	14	12
Home equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Balance at beginning of year	25	16
Allowance for Loan and Lease Losses, Provision for loan loses	3	9
Allowance for Loan and Lease Losses, Loans charged off	0	0
Allowance for Loan and Lease Losses, Recoveries	0	0
Allowances for loan and lease losses, Ending balance	28	25
Unallocated [Member]
Financing Receivable, Recorded Investment [Line Items]
Balance at beginning of year	200	200
Allowance for Loan and Lease Losses, Provision for loan loses	0	0
Allowance for Loan and Lease Losses, Loans charged off	0	0
Allowance for Loan and Lease Losses, Recoveries	0	0
Allowances for loan and lease losses, Ending balance	200	200
Commercial and industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Balance at beginning of year	13	0
Allowance for Loan and Lease Losses, Provision for loan loses	(2)	13
Allowance for Loan and Lease Losses, Loans charged off	0	0
Allowance for Loan and Lease Losses, Recoveries	0	0
Allowances for loan and lease losses, Ending balance	11	13
Automobile [Member]
Financing Receivable, Recorded Investment [Line Items]
Balance at beginning of year	0	0
Allowance for Loan and Lease Losses, Provision for loan loses	0	0
Allowance for Loan and Lease Losses, Loans charged off	0	0
Allowance for Loan and Lease Losses, Recoveries	0	0
Allowances for loan and lease losses, Ending balance	$ 0	$ 0